Income Tax Provision (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal:
Current		$ 303,936
Deferred	(76,300)
Total	(76,300)	303,936
State:
Current	5,500	118,300
Deferred	(36,700)
Total	(31,200)	118,300
Provision for income taxes	$ (107,500)	$ 422,236